LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 285.2
Additions	62.6
Exchange realignment	(4.6)
Depreciation of right-of-use assets	(20.9)
Ending balance	$ 322.3